Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Treasury stock	645,300	645,300
Multiple Voting Shares
Shares no par value (in dollars per share)	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Shares Issued	3,696,486	3,696,486
Shares outstanding	3,696,486	3,696,486
Subordinate, Restricted, and Limited Voting Shares
Shares no par value (in dollars per share)	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Shares Issued	64,574,077	60,909,492
Shares outstanding	64,574,077	60,909,492
Exchangeable Shares
Shares no par value (in dollars per share)	$ 0	$ 0
Shares authorized	Unlimited	Unlimited
Shares Issued	9,645,016	6,044,339
Shares outstanding	9,645,016	6,044,339